PARENT AND ULTIMATE HOLDING COMPANY	12 Months Ended
Dec. 31, 2022
PARENT AND ULTIMATE HOLDING COMPANY
PARENT AND ULTIMATE HOLDING COMPANY

42.   PARENT AND ULTIMATE HOLDING COMPANY

The directors consider the parent and ultimate holding company of the Group as at December 31, 2022 is Sinopec Group Company, a state-owned enterprise established in the PRC. This entity does not produce financial statements available for public use.